Capital Trust Securities - Summary of Significant Terms and Conditions of Notes (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Mar. 13, 2009
Disclosure of significant terms and conditions of trust capital securities [line Items]
Principal amount	$ 1,600	$ 1,600
Tier one notes series A [member]
Disclosure of significant terms and conditions of trust capital securities [line Items]
Issue date	Mar. 13, 2009
Interest payment dates	June 30, December 31
Yield	9.976%
Price and par (1)	June 30, 2014
At par	June 30, 2019
Principal amount	$ 1,300	1,300	$ 1,300
Tier one notes series B [member]
Disclosure of significant terms and conditions of trust capital securities [line Items]
Issue date	Mar. 13, 2009
Interest payment dates	June 30, December 31
Yield	10.25%
Price and par (1)	June 30, 2014
At par	June 30, 2039
Principal amount	$ 300	$ 300	$ 300